Variable Interest Entity - Schedule of Operating Results (Details) - VIE's [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Variable Interest Entity [Line Items]
Revenues, net	$ 130,791
Cost of revenues	3,797
Gross profit	126,994
Selling and marketing expenses	36,872
General and administrative expenses	1,146
Total operating expenses	38,018
Operating income	88,976
Other income (expense):
Other income (expense)	3,149
Interest income	2
Total other income (expenses)	3,151
Net income	$ 92,127